Goodwill and Other Intangible Assets, net (Range of Useful Lives of Amortizable Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2012
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Reamining Useful Life	26 years
Trademarks [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Initial Estimated Useful Lines	2 years
Trademarks [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Initial Estimated Useful Lines	40 years
Distribution Networks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Reamining Useful Life	15 years
Distribution Networks [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Initial Estimated Useful Lines	20 years
Distribution Networks [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Initial Estimated Useful Lines	30 years
Non-Compete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Reamining Useful Life	2 years
Non-Compete Agreements [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Initial Estimated Useful Lines	3 years
Non-Compete Agreements [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Initial Estimated Useful Lines	10 years
Other (Including Farmer Contracts and Intellectual Property Rights) [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Reamining Useful Life	13 years
Other (Including Farmer Contracts and Intellectual Property Rights) [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Initial Estimated Useful Lines	12 years 6 months
Other (Including Farmer Contracts and Intellectual Property Rights) [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Initial Estimated Useful Lines	17 years